Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Earnings Per Share [Abstract]
Earnings per share reconciliation

In millions, except per share data	Year ended December 31,	2024	2023	2022
Net income		$4,448	$5,625	$5,118
Weighted-average basic shares outstanding		633.5	657.7	686.4
Dilutive effect of stock-based compensation		1.0	1.4	1.9
Weighted-average diluted shares outstanding		634.5	659.1	688.3
Basic earnings per share		$7.02	$8.55	$7.46
Diluted earnings per share		$7.01	$8.53	$7.44
Units excluded from the calculation as their inclusion would not have a dilutive effect
Stock options		1.2	1.0	0.6
Performance share units		0.4	0.5	0.2